HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO

033-19946          HV-1524 - Group Variable Annuity Contracts

Supplement dated November 14, 2014 to your Prospectus

FUND OPENING

UIF MID CAP GROWTH PORTFOLIO – CLASS II

Effective immediately, the UIF Mid Cap Growth Portfolio Sub-Account will be re-opened.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.